Reporting entity	12 Months Ended
Jun. 30, 2026
Reporting entity
Reporting entity

1.Reporting entity

Guardian Metal Resources plc is a public company limited by shares which is incorporated and domiciled in England and Wales. The address of the Company’s registered office is 25 Eccleston Place, London, England, SW1W 9NF. The consolidated financial statements of the Company as at and for the year ended 30 June 2026 include the Company and its subsidiaries. The Company is the ultimate parent company of Golden Metal Resources, LLC, Pilot Metals Inc., BFM Resources Inc., Guardian Exploration Ltd, Guardian Exploration Inc., GMET Tungsten Holdings Co., Advance Tungsten Reserve, Inc. and Tempiute Inc. Guardian Exploration Ltd is incorporated and domiciled in England and Wales, while the remaining subsidiaries are incorporated and domiciled in the U.S. The Group is primarily involved in the exploration and exploitation of mineral resources in the U.S.